Restructuring (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Restructuring [Abstract]
Restructuring
Note 3. Restructuring

Industrials Restructuring Program

During the second quarter of 2016, the Company revised and expanded the Industrials restructuring program announced in the third quarter of 2014. The revised program maintains the focus on rationalizing the European manufacturing footprint of the Industrials segment, including the consolidation of manufacturing and distribution operations in Europe and the relocation of certain production to China. The revised program also includes employee and other actions designed to reduce selling, administrative, and other expenses. The Company expects to generate significant cost savings from these efforts.

As of September 30, 2017, $37.1 million has been charged to expense through “Other operating expense, net” in the Condensed Consolidated Statements of Operations, related to the Industrials restructuring program.

The Company expects to incur approximately $40 to $45 million in restructuring charges related to the Industrials restructuring program. The Company expects the Industrials restructuring program to conclude in 2017.

Energy Restructuring Program

In the fourth quarter of 2016, the Company committed to a restructuring program in the Energy segment (“Energy restructuring program”) to rationalize manufacturing facilities and to otherwise reduce operating costs. Actions include employee reductions primarily in North America, Europe and China and the closure of a production facility in North America. The Company expects to generate significant cost savings from these actions.

As of September 30, 2017, $6.1 million has been charged to expense through “Other operating expense, net” in the Condensed Consolidated Statements of Operations, related to the Energy restructuring program.

The Company expects to incur approximately $6 to $7 million in restructuring charges related to the Energy restructuring program. The Company expects the Energy restructuring program to conclude in 2017.

Medical Restructuring Program

In the fourth quarter of 2016, the Company committed to a restructuring program in the Medical segment (“Medical restructuring program”) to rationalize manufacturing facilities and to otherwise reduce operating costs. Actions include employee reductions primarily in North America, Europe, and China and the closure of a production facility in North America. The Company expects to generate significant cost savings from these actions.

As of September 30, 2017, $4.2 million has been charged to expense through “Other operating expense, net” in the Condensed Consolidated Statements of Operations, related to the Medical restructuring program.

The Company expects to incur approximately $5 to $6 million in restructuring charges related to the medical restructuring program. The Company expects the Medical restructuring program to conclude in 2017.

The following table summarizes the activity associated with the Company’s restructuring programs by segment for the nine month periods ended September 30, 2017 and 2016:

	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2016	$11.1	$5.6	$4.2	$20.9
Charged to expense - termination benefits	2.3	(0.3)	(0.1)	1.9
Charged to expense - other	2.1	0.7	0.2	3.0
Payments	(10.7)	(4.2)	(2.4)	(17.3)
Other, net	0.7	—	0.3	1.0
Balance at September 30, 2017	$5.5	$1.8	$2.2	$9.5
	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2015	$2.0	$—	$—	$2.0
Charged to expense - termination benefits	14.7	—	—	14.7
Charged to expense - other	0.7	—	—	0.7
Payments	(8.9)	—	—	(8.9)
Other, net	—	—	—	—
Balance at September 30, 2016	$8.5	$—	$—	$8.5

As of September 30, 2017, restructuring reserves of $9.1 million were included in “Accrued liabilities” and restructuring reserves of $0.4 million were included in “Other liabilities” in the Condensed Consolidated Balance Sheets. As of December 31, 2016, restructuring reserves of $20.2 million were included in “Accrued liabilities” and restructuring reserves of $0.7 million were included in “Other liabilities” in the Condensed Consolidated Balance Sheets.

Note 4: Restructuring

Industrials Restructuring Program

During the second quarter of 2016, the Company revised and expanded the Industrials restructuring program announced in the third quarter of 2014. The revised program maintains the focus on rationalizing the European manufacturing footprint of the Industrials segment, including the consolidation of manufacturing and distribution operations in Europe and the relocation of certain production to China. The revised program also includes employee and other actions designed to reduce selling, administrative, and other expenses. The Company expects to generate significant cost savings from these efforts.

As of December 31, 2016, $32.7 million has been charged to expense through “Other operating expense, net” in the Consolidated Statements of Operations, related to the Industrials restructuring program. Additionally, in the second quarter of 2016, a $1.5 million charge was made for the impairment of a trademark that will be discontinued and is included in “Impairment of other intangible assets” in the Consolidated Statements of Operations.

The Company expects to incur approximately $40 to $45 million in restructuring charges relating to the Industrials restructuring program. The Company expects the Industrials restructuring program to conclude in 2017.

Energy Restructuring Program

In the fourth quarter of 2016, the Company committed to a restructuring program in the Energy segment (“Energy restructuring program”) to rationalize manufacturing facilities and to otherwise reduce operating costs. Actions include employee reductions primarily in North America, Europe, and China and the closure of a production facility in North America. The Company expects to generate significant cost savings from these actions.

As of December 31, 2016, $5.8 million has been charged to expense through “Other operating expense, net” in the Consolidated Statements of Operations, related to the Energy restructuring program. The Company expects to incur approximately $6 to $7 million in restructuring charges related to the Energy restructuring program. The Company expects the Energy restructuring program to conclude in 2017.

Medical Restructuring Program

In the fourth quarter of 2016, the Company committed to a restructuring program in the Medical segment (“Medical restructuring program”) to rationalize manufacturing facilities and to otherwise reduce operating costs. Actions include employee reductions primarily in North America, Europe, and China and the closure of a production facility in North America. The Company expects to generate significant cost savings from these actions.

As of December 31, 2016, $4.2 million has been charged to expense through “Other operating expense, net” in the Consolidated Statements of Operations, related to the Medical restructuring program. The Company expects to incur approximately $5 to $6 million in restructuring charges related to the Medical restructuring program. The Company expects the Medical restructuring program to conclude in 2017.

The following table summarizes the activity associated with the Company’s restructuring programs by segment for the years ended December 31, 2016, 2015, and 2014 respectively:
	Industrials Program	Energy Program	Medical Program	Total
Balance at December 31, 2013	$—	$—	$—	$—
Charged to expense - Termination benefits	4,705	—	—	4,705
Charged to expense - Other	391	—	—	391
Payments	(2,392)	—	—	(2,392)
Other, net	(152)	—	—	(152)
Balance at December 31, 2014	$2,552	$—	$—	$2,552
Charged to expense - Termination benefits	3,814	—	—	3,814
Charged to expense - Other	921	—	—	921
Payments	(5,123)	—	—	(5,123)
Other, net	(129)	—	—	(129)
Balance at December 31, 2015	$2,035	$—	$—	$2,035
Charged to expense - Termination benefits	21,000	4,937	4,200	30,137
Charged to expense - Other	1,912	849	—	2,761
Payments	(13,330)	(310)	—	(13,640)
Other, net	(471)	150	5	(316)
Balance at December 31, 2016	$11,146	$5,626	$4,205	$20,977

As of December 31, 2016, restructuring reserves of $20.2 million are included in “Accrued liabilities” and restructuring reserves of $0.7 million are included in “Other liabilities” in the Consolidated Balance Sheets. As of December 31, 2015 all restructuring reserves were recorded in “Accrued liabilities.”